DERIVATIVES AND HEDGING ACTIVITES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - Operating expenses [Member] - USD ($)
$ in Thousands
6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net (gains) losses reclassified from accumulated other comprehensive income (loss) to operating expenses [Line Items]
Total realized gain (loss)	$ (38)	$ (21)
Option contracts [Member]
Net (gains) losses reclassified from accumulated other comprehensive income (loss) to operating expenses [Line Items]
Total realized gain (loss)	(20)	(3)
Forward contracts [Member]
Net (gains) losses reclassified from accumulated other comprehensive income (loss) to operating expenses [Line Items]
Total realized gain (loss)	$ (18)	$ (18)